Off-balance sheet commitments given and contingent liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Off-Balance Sheet Commitments [Abstract]
Capital commitments	€ 198,060	€ 205,131